MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
MIDCAP BLEND FUND

Supplement dated June 15, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 23, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

At the end of the first paragraph of the Principal Investment Strategies section, add the following:
The Fund may invest in foreign securities.
Add the following to the list of Principal Risks :

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).